Other disclosures - Other exposure to other counterparties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Spain
Disclosure of financial assets [line items]
Risk exposure	€ 221,341
Other Counterparties Risk | Spain
Disclosure of financial assets [line items]
Risk exposure	270,674	€ 227,813	€ 258,075
Off-balance-sheet other than derivatives contingent liabilities and commitments	76,377	77,468	76,691
Other Counterparties Risk | Portugal
Disclosure of financial assets [line items]
Risk exposure	41,967	39,804	38,887
Off-balance-sheet other than derivatives contingent liabilities and commitments	8,591	7,749	8,158
Other Counterparties Risk | Italy
Disclosure of financial assets [line items]
Risk exposure	21,592	20,093	17,896
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,173	4,948	5,193
Other Counterparties Risk | Greece
Disclosure of financial assets [line items]
Risk exposure	14	12	80
Off-balance-sheet other than derivatives contingent liabilities and commitments	200	201	200
Other Counterparties Risk | Ireland
Disclosure of financial assets [line items]
Risk exposure	13,447	14,262	11,788
Off-balance-sheet other than derivatives contingent liabilities and commitments	797	996	850
Other Counterparties Risk | Financial assets at amortized cost | Spain
Disclosure of financial assets [line items]
Risk exposure			2,662
Other Counterparties Risk | Financial assets at amortized cost | Portugal
Disclosure of financial assets [line items]
Risk exposure			3,821
Other Counterparties Risk | Financial assets at amortized cost | Italy
Disclosure of financial assets [line items]
Risk exposure			0
Other Counterparties Risk | Financial assets at amortized cost | Greece
Disclosure of financial assets [line items]
Risk exposure			0
Other Counterparties Risk | Financial assets at amortized cost | Ireland
Disclosure of financial assets [line items]
Risk exposure			25
Other Counterparties Risk | Balances with central banks | Spain
Disclosure of financial assets [line items]
Risk exposure	62,023	21,696	42,655
Other Counterparties Risk | Balances with central banks | Portugal
Disclosure of financial assets [line items]
Risk exposure	3,937	2,814	1,369
Other Counterparties Risk | Balances with central banks | Italy
Disclosure of financial assets [line items]
Risk exposure	10	182	51
Other Counterparties Risk | Balances with central banks | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | Balances with central banks | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | Reverse repurchase agreements | Spain
Disclosure of financial assets [line items]
Risk exposure	3,837	7,627	8,117
Other Counterparties Risk | Reverse repurchase agreements | Portugal
Disclosure of financial assets [line items]
Risk exposure	0	409	0
Other Counterparties Risk | Reverse repurchase agreements | Italy
Disclosure of financial assets [line items]
Risk exposure	7,098	6,243	6,296
Other Counterparties Risk | Reverse repurchase agreements | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | Reverse repurchase agreements | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | Debt instruments | Financial assets held for trading and financial assets designated at fair value through profit or loss | Spain
Disclosure of financial assets [line items]
Risk exposure	619	656	412
Other Counterparties Risk | Debt instruments | Financial assets held for trading and financial assets designated at fair value through profit or loss | Portugal
Disclosure of financial assets [line items]
Risk exposure	140	190	11
Other Counterparties Risk | Debt instruments | Financial assets held for trading and financial assets designated at fair value through profit or loss | Italy
Disclosure of financial assets [line items]
Risk exposure	425	625	84
Other Counterparties Risk | Debt instruments | Financial assets held for trading and financial assets designated at fair value through profit or loss | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | Debt instruments | Financial assets held for trading and financial assets designated at fair value through profit or loss | Ireland
Disclosure of financial assets [line items]
Risk exposure	22	55	21
Other Counterparties Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Spain
Disclosure of financial assets [line items]
Risk exposure	943	1,195	1,760
Other Counterparties Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Portugal
Disclosure of financial assets [line items]
Risk exposure	22	32	90
Other Counterparties Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Italy
Disclosure of financial assets [line items]
Risk exposure	493	606	635
Other Counterparties Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Ireland
Disclosure of financial assets [line items]
Risk exposure	2,337	1,718	1,093
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Spain
Disclosure of financial assets [line items]
Risk exposure	2	321
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Portugal
Disclosure of financial assets [line items]
Risk exposure	0	0
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Italy
Disclosure of financial assets [line items]
Risk exposure	0	0
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Ireland
Disclosure of financial assets [line items]
Risk exposure	556	592
Other Counterparties Risk | Debt instruments | Financial assets at amortized cost | Spain
Disclosure of financial assets [line items]
Risk exposure	24	1,501
Other Counterparties Risk | Debt instruments | Financial assets at amortized cost | Portugal
Disclosure of financial assets [line items]
Risk exposure	2,933	2,956
Other Counterparties Risk | Debt instruments | Financial assets at amortized cost | Italy
Disclosure of financial assets [line items]
Risk exposure	129	153
Other Counterparties Risk | Debt instruments | Financial assets at amortized cost | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0
Other Counterparties Risk | Debt instruments | Financial assets at amortized cost | Ireland
Disclosure of financial assets [line items]
Risk exposure	9	22
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Spain
Disclosure of financial assets [line items]
Risk exposure			320
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Portugal
Disclosure of financial assets [line items]
Risk exposure			0
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Italy
Disclosure of financial assets [line items]
Risk exposure			0
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Greece
Disclosure of financial assets [line items]
Risk exposure			0
Other Counterparties Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Ireland
Disclosure of financial assets [line items]
Risk exposure			16
Other Counterparties Risk | Loans and advances to customers
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized		7,322	9,385
Other comprehensive income and impairment losses recognized		7,322	9,385
Other Counterparties Risk | Loans and advances to customers | Spain
Disclosure of financial assets [line items]
Risk exposure	203,226	194,817	202,149
Other Counterparties Risk | Loans and advances to customers | Portugal
Disclosure of financial assets [line items]
Risk exposure	34,935	33,403	33,596
Other Counterparties Risk | Loans and advances to customers | Italy
Disclosure of financial assets [line items]
Risk exposure	13,437	12,284	10,830
Other Counterparties Risk | Loans and advances to customers | Greece
Disclosure of financial assets [line items]
Risk exposure	14	12	80
Other Counterparties Risk | Loans and advances to customers | Ireland
Disclosure of financial assets [line items]
Risk exposure	10,523	11,875	10,633
Other Counterparties Risk | MtM derivatives
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized	8,129
Other comprehensive income and impairment losses recognized	8,129
Other Counterparties Risk | Other than CDS | Derivatives | Spain
Disclosure of financial assets [line items]
Risk exposure	2,581	2,417	3,880
Other Counterparties Risk | Other than CDS | Derivatives | Portugal
Disclosure of financial assets [line items]
Risk exposure	685	931	1,132
Other Counterparties Risk | Other than CDS | Derivatives | Italy
Disclosure of financial assets [line items]
Risk exposure	1,001	512	253
Other Counterparties Risk | Other than CDS | Derivatives | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0	28
Other Counterparties Risk | Other than CDS | Derivatives | Ireland
Disclosure of financial assets [line items]
Risk exposure	153	232	127
Other Counterparties Risk | CDS | Derivatives | Spain
Disclosure of financial assets [line items]
Risk exposure	(4)	2	(6)
Other Counterparties Risk | CDS | Derivatives | Portugal
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | CDS | Derivatives | Italy
Disclosure of financial assets [line items]
Risk exposure	(4)	0	0
Other Counterparties Risk | CDS | Derivatives | Greece
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Other Counterparties Risk | CDS | Derivatives | Ireland
Disclosure of financial assets [line items]
Risk exposure	€ 0	€ 0	€ 0